INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

	2021	2020
Deferred tax assets (liabilities):
Deferred tax asset, beginning	$1,074,000	$741,000
Increase in valuation reserve	2,365,000	333,000
Deferred tax asset, ending	3,439,000	1,074,000
Valuation allowance	(3,439,000)	(1,074,000)
Net deferred tax assets	$-	$-